Financial Instrument Risk - Maturities of Non-Derivative Financial Liabilities (Details) - GBP (£) £ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Not later than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	£ 67,007	£ 53,735
More than 6 months but not more than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	2,732	25
Later than 1 year and not later than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	8,264	316
Later than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	0	0
Bank loans | Not later than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	19,726	29,314
Bank loans | More than 6 months but not more than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	0	0
Bank loans | Later than 1 year and not later than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	0	0
Bank loans | Later than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	0	0
Finance lease obligations | Not later than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	23	63
Finance lease obligations | More than 6 months but not more than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	21	25
Finance lease obligations | Later than 1 year and not later than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	20	63
Finance lease obligations | Later than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	0	0
Trade and other payables | Not later than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	40,243	24,358
Trade and other payables | More than 6 months but not more than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	0	0
Trade and other payables | Later than 1 year and not later than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	0	0
Trade and other payables | Later than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	0	0
Deferred consideration | Not later than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	3,031	0
Deferred consideration | More than 6 months but not more than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	1,515	0
Deferred consideration | Later than 1 year and not later than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	0	0
Deferred consideration | Later than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	0	0
Contingent consideration | Not later than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	3,984	0
Contingent consideration | More than 6 months but not more than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	1,196	0
Contingent consideration | Later than 1 year and not later than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	7,967	0
Contingent consideration | Later than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	0	0
Other liabilities | Not later than 6 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	0	0
Other liabilities | More than 6 months but not more than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	0	0
Other liabilities | Later than 1 year and not later than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	277	253
Other liabilities | Later than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Financial liabilities	£ 0	£ 0